Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ (328,221)	$ (47,587)	¥ (313,959)	¥ (87,619)
Net loss	(329,331)	(47,748)	(313,896)	(92,041)
Accumulated deficit	(1,450,374)		(1,122,153)		$ (210,284)
Net cash used in operating activities	(173,458)	$ (25,148)	(121,629)	(151,696)
Cash and cash equivalents, at carrying value	249,310		246,863	137,840	36,147
Loan Facility [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Debt instrument, unused borrowing capacity, amount	¥ 10,000
Debt instrument, maturity date	Feb. 09, 2024	Feb. 09, 2024
EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage	0.00%	0.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ (38,091)	$ (5,523)	(8,534)	25,755
Net cash used in operating activities	4,627	$ 671	(3,482)	¥ (5,118)
Cash and cash equivalents, at carrying value	¥ 11,404		¥ 8,014		$ 1,653
Variable Interest Entity, Primary Beneficiary [Member] | Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage	0.01%	0.01%	0.40%	19.60%
EHang intelligent [member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage	49.00%	49.00%
EHang GZ [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage	51.00%	51.00%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee	100.00%	100.00%
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount	¥ 60,000
Consulting and service agreement term	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.
Variable Interest Entity and Its Subsidaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	¥ 47,683	$ 6,913	¥ 36,371	¥ 507